Shareholder Report, Holdings (Details) - Total Return Swap	Mar. 31, 2025
C000255783
Holdings [Line Items]
Percent of Net Asset Value	199.40%
C000255786
Holdings [Line Items]
Percent of Net Asset Value	199.40%